SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Less:
Redemption of Class A ordinary shares	$ (538,985,164)	$ 0
Class A Ordinary Shares Subject To Redemotion
Temporary Equity [Line Items]
Gross proceeds				$ 1,000,000,000
Less:
Redemption of Class A ordinary shares	(538,985,164)
Proceeds allocated to Public Warrants				(30,261,819)
Class A ordinary shares issuance costs				(54,255,575)
Plus:
Sponsor deposits to Trust Account	5,914,286
Accretion of carrying value to redemption value	9,823,120		$ 13,282,491	84,517,394
Class A ordinary shares, $0.0001 par value; 100,000,000 shares subject to possible redemption at $10.13 and $10.00 per share at December 31, 2022 and 2021, respectively	$ 491,975,570		$ 1,013,282,491	$ 1,000,000,000